Summary of Realized Gains/Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 55	$ 169	$ 64
Gross losses on sales	0	(23)	0
Net gain on sale of securities	55	146	64
Tax provision (benefit) applicable to net gains (losses) on sale of securities	19	50	22
Proceeds from sales of available for sale securities	$ 9,014	$ 9,703	$ 1,109